General and Administrative Expenses	12 Months Ended
Mar. 31, 2024
General and Administrative Expenses [Abstract]
General and Administrative Expenses

NOTE 17 – GENERAL AND ADMINISTRATIVE EXPENSES

For the year ended March 31, 2024, 2023 and 2022, general and administrative expenses consisted of the following:

	For the years ended March 31,
	2024	2023	2022

Payroll and welfare expenses	$828,341	$1,151,466	$2,979,374
Professional fees	617,365	594,727	555,140
Impairment for property, plant and equipment and construction in process	422,924	349,390	-
Estimated credit loss provision for doubtful accounts	283,234	2,875,694	477,299
Research and development expenses	184,194	200,717	367,005
Deferred expenses	-	-	558,186
Others	299,564	474,334	579,774
Total general and administrative expenses	$2,635,622	$5,646,328	$5,516,778